Employee Benefit Plan Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Retirement Benefits [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 11.1	$ 10.6	$ 10.4